Intangible assets, net - Schedule of future amortization expense (Details)	Dec. 31, 2023 CNY (¥)
Future amortization expenses
2024	¥ 76,387,686
2025	12,425,185
2026	8,130,401
2027	7,765,246
2028 and thereafter	7,996,872
Total	¥ 112,705,390